Contract assets:	12 Months Ended
Jun. 30, 2026
Contract Assets
Contract assets:

8.	Contract assets:

As of June 30, 2026 and 2025, the Company’s contract assets consist of projects revenue recognized through percentage of completion but invoice not yet issued.

	June 30, 2026	June 30, 2025
Beginning of the year	$651	$667
Amounts invoiced for prior year	(651)	(667)
Amount not invoiced	815	651
End of the year	$815	$651